Share Capital - Additional Information (Details)							1 Months Ended		12 Months Ended
	Aug. 11, 2022 GBP (£)	Aug. 11, 2022 USD ($) $ / shares shares	Nov. 30, 2021 GBP (£)	Oct. 15, 2021 USD ($)	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($) $ / shares shares	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 $ / shares £ / shares	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 $ / shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 AmericanDepositaryShares	Dec. 31, 2021 shares	Dec. 31, 2021 AmericanDepositaryShares	Dec. 31, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares													83,306,259	107,808,472		89,784,720		78,370,265
Price per share | £ / shares									£ 0.05	£ 0.05	£ 0.05	£ 0.05	£ 0.05
Options outstanding													6,768,894	11,571,487	3,857,162	8,052,699	2,684,233	4,302,617
Average currency conversion rate per US Dollar			1.334058						1.208971
Underwriting discounts, commissions and estimated offering expenses							£ 3,300,000	$ 4,100,000
Issuance and sale of securities									£ 43,239,000		£ 30,922,000		£ 15,830,000
Market price of shares per share | (per share)									£ 420	£ 5.08	£ 590	£ 7.96
Market price of shares (pence)													514
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate gross proceeds of private placement					£ 33,000,000	$ 45,000,000
Placement agent fees and other expenses					£ 2,400,000
Underwritten Offering
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate gross proceeds from offering	£ 46,400,000	$ 56,500,000
Underwriting discounts, commissions and estimated offering expenses	£ 3,300,000	$ 4,100,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares														35,936,157
Options outstanding | shares														3,857,162		2,684,233
Stock conversion ratio			0.003						0.003
Market price of shares per share | $ / shares										15.25		£ 23.89
American Depositary Shares | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						2,022,218
Price per share | $ / shares						$ 22.50
Stock conversion ratio					0.003	0.003
American Depositary Shares | Underwritten Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares		5,950,000
Price per share | $ / shares		$ 9.50
Stock conversion ratio	0.003	0.003
Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | £ / shares									£ 215
Market price of shares (pence)											£ 443		304
Bottom Of Range [Member] | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | $ / shares										(7.80)
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares per share | £ / shares									£ 680
Market price of shares (pence)											£ 680		£ 515
Top of Range | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance and sale of securities | $				$ 300,000,000
Market price of shares per share | $ / shares										£ 24.66
Top of Range | American Depositary Shares | Offerings under Open Market Sale Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Issuance and sale of securities | $				$ 100,000,000